--------------------------------------------------------------------------------
                    Semiannual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE PRICE

             TAX-FREE
             SHORT-INTERMEDIATE
             FUND

             ---------------
             AUGUST 31, 2000
             ---------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

  SECTOR Diversification
                                                      Percent of     Percent of
                                                      Net Assets     Net Assets
                                                        2/29/00        8/31/00
--------------------------------------------------------------------------------
  General Obligation - State                               14%            14%
  Prerefunded Bonds                                        10             13
  Nuclear Revenue                                          16             13
  General Obligation - Local                               13             12
  Air and Sea Transportation                                8             10
  Hospital Revenue                                          7              7
  Lease Revenue                                             7              7
  Dedicated Tax Revenue                                     7              5
  Educational Revenue                                       5              5
  Water and Sewer Revenue                                   3              4
  Solid Waste Revenue                                       2              3
  Industrial and Pollution Control Revenue                  3              3
  All Other                                                 3              2
  Other Assets Less Liabilities                             2              2
--------------------------------------------------------------------------------
  Total                                                   100%           100%
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--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                               6 Months     Year
                                Ended      Ended
                               8/31/00    2/29/00    2/28/99   2/28/98    2/28/97    2/29/96
  NET ASSET VALUE
  Beginning of period        $    5.20  $    5.39  $    5.37  $   5.35  $    5.37  $    5.25
                             ---------  ---------  ---------  --------  ---------  ---------
  Investment activities
   Net investment
   income (loss)                  0.11       0.21       0.22      0.22       0.23       0.23
   Net realized and
   unrealized gain (loss)         0.08      (0.18)      0.04      0.05      (0.02)      0.12
                             ---------  ---------  ---------  --------  ---------  ---------
   Total from
   investment activities          0.19       0.03       0.26      0.27       0.21       0.35
                             ---------  ---------  ---------  --------  ---------  ---------
  Distributions
   Net investment income         (0.11)     (0.21)     (0.22)    (0.22)     (0.23)     (0.23)
   Net realized gain                 -      (0.01)     (0.02)    (0.03)         -          -
   Total distributions           (0.11)     (0.22)     (0.24)    (0.25)     (0.23)     (0.23)
                             ---------  ---------  ---------  --------  ---------  ---------
  NET ASSET VALUE
  End of period              $    5.28  $    5.20  $    5.39  $   5.37  $    5.35  $    5.37
                             ---------  ---------  ---------  --------  ---------  ---------
  Ratios/Supplemental Data

  Total return*                    3.74%      0.67%      4.90%     5.28%      4.02%      6.87%
  Ratio of total expenses to
  average net assets              0.52%+     0.53%      0.53%     0.54%      0.56%      0.57%
  Ratio of net investment
  income (loss) to average
  net assets                      4.26%+     4.07%      4.06%     4.23%      4.30%      4.39%
  Portfolio turnover rate         37.6%+     49.7%      39.9%     76.8%      84.3%      69.9%
  Net assets, end of period
  (in thousands)             $ 382,817  $ 404,634  $ 459,319 $ 438,951  $ 443,631  $ 445,228
                             ---------  ---------  --------- ---------  ---------  ---------

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000

-----------------------
STATEMENT OF NET ASSETS                                              Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      ALABAMA 1.4%
      Huntsville Alabama Solid Waste Disposal
             5.75%, 10/1/05 (MBIA Insured)*                      $    3,985  $      4,159
      Selma Ind. Dev. Board, International Paper, 5.50%, 7/15/01      1,250         1,250
                                                                             ------------
      Total Alabama (Cost  $5,326)                                                  5,409
                                                                             ------------
      ALASKA 1.1%
      Alaska Housing Fin., 5.35%, 12/1/07*                            1,630         1,659
      Alaska Student Loan, 5.50%, 7/1/05 (AMBAC Insured)*             2,500         2,577
                                                                             ------------
      Total Alaska (Cost  $4,164)                                                   4,236
                                                                             ------------
      ARIZONA 2.3%
      Arizona Transportation Board
             6.35%, 7/1/05 (Prerefunded 7/1/01+)                      6,400         6,603
      Salt River Agricultural Improvement and Power
          Dist. Electric Systems, 5.75%, 1/1/08                       2,000         2,139
                                                                             ------------
      Total Arizona (Cost $8,651)                                                   8,742
                                                                             ------------
      COLORADO 4.9%
      Denver City and County Airport
             6.00%, 11/15/03 (MBIA Insured)*                          3,965         4,126
             6.75%, 11/15/13*                                         5,080         5,327
             7.00%, 11/15/25*                                         4,525         4,616
             7.30%, 11/15/00*                                         4,750         4,776
                                                                              -----------
      Total Colorado (Cost $18,862)                                                18,845
                                                                              -----------
      DELAWARE 0.3%
      Delaware, GO, 5.25%, 4/1/05                                     1,120         1,158
                                                                              -----------
      Total Delaware (Cost $1,141)                                                  1,158
                                                                              -----------
      FLORIDA 2.9%
      Dade County Aviation, Miami Int'l. Airport
             5.75%, 10/1/04 (FSA Insured)*                            5,000         5,204
      Florida Board of Ed., GO, Lottery, 5.25%, 7/1/05
             (FGIC Insured)                                           1,940         2,007
      Jacksonville Electric Auth., St. Johns River, 5.50%,
             10/1/09                                                  3,660         3,755
                                                                              -----------
      Total Florida (Cost $10,849)                                                 10,966
                                                                              -----------

3
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--------------------------------------------------------------------------------

                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      GEORGIA  7.3%
      Athens-Clarke Residential Care Fac. for the Elderly Auth.
          Wesley Woods of Athens, 5.30%, 10/1/01                 $    1,500  $      1,495
      Atlanta Airport Fac., 6.25%, 1/1/05 (AMBAC Insured)             6,220         6,629
      Georgia, GO, 5.75%, 7/1/04                                      5,000         5,241
      Municipal Electric Auth. of Georgia
             5.00%, 1/1/02 (MBIA Insured)                             6,000         6,042
             5.00%, 1/1/04                                            5,600         5,668
      Savannah Hosp. Auth., St. Josephs/Candler Health System
             5.00%, 7/1/02 (FSA Insured)                              2,950         2,978
                                                                             ------------
      Total Georgia (Cost  $27,788)                                                28,053
                                                                             ------------
      HAWAII  2.5%
      Hawaii, GO, 5.50%, 10/1/08 (FGIC Insured)                       5,000         5,266
      Hawaii Airport System, 6.125%, 7/1/05 (FGIC Insured)*           4,000         4,230
                                                                             ------------
      Total Hawaii (Cost  $9,295)                                                   9,496
                                                                             ------------
      ILLINOIS  2.6%
      Chicago Public Building Commerce
             5.125%, 2/1/04 (FGIC Insured)                            1,500         1,528
      Illinois Sales Tax, 6.00%, 6/15/06                              2,000         2,139
      Metropolitan Pier & Expo Auth., McCormick Place
             6.50%, 6/15/27 (Prerefunded 6/15/03+)                    4,000         4,290
      Southwestern Dev. Auth.
          Anderson Hosp.
             5.25%, 8/15/02                                             415           413
             5.25%, 8/15/05                                             485           468
             5.25%, 8/15/06                                             510           487
             5.50%, 8/15/07                                             535           513
                                                                              -----------
      Total Illinois (Cost  $9,815)                                                 9,838
                                                                              -----------
      INDIANA  1.7%
      Indiana EFA, Univ. of Notre Dame, VRDN (Currently 4.25%)        2,000         2,000
      Indianapolis Airport Auth., Federal Express, 7.10%, 1/15/17*    3,000         3,170
      Indianapolis Gas Utility System, Distribution System
             5.00%, 8/15/02 (AMBAC Insured)                           1,180         1,192
                                                                               ----------
      Total Indiana (Cost  $6,475)                                                  6,362
                                                                               ----------

4
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
                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      KENTUCKY  0.8%
      Kenton County Airport Board, Delta Airlines,
             7.50%, 2/1/20*                                      $    3,080  $      3,195
                                                                             ------------
      Total Kentucky (Cost $3,243)                                                 3,195
                                                                             ------------
      LOUISIANA  2.3%
      Louisiana, GO
             5.00%, 4/15/03 (AMBAC Insured)                           1,000         1,012
             5.50%, 4/15/07 (AMBAC Insured)                           5,000         5,234
      Louisiana PFA, Student Loan, 6.10%, 9/1/00                      1,180         1,180
      West Feliciana Parish, PCR, Entergy Gulf States, 5.65%,
              9/1/04                                                  1,225         1,234
                                                                             ------------
      Total Louisiana (Cost $8,520)                                                 8,660
                                                                             ------------
      MAINE  1.1%
      Maine, GO, 5.50%, 6/15/04                                       4,000         4,150
                                                                             ------------
      Total Maine (Cost $4,075)                                                     4,150
                                                                             ------------
      MARYLAND  2.2%
      Maryland, State and Local Fac., GO, 5.00%, 7/15/06              1,500         1,542
      Maryland DOT, 5.50%, 9/1/06                                     1,265         1,330
      Maryland Energy Fin. Administration
          Wheelabrator
             5.30%, 12/1/00*                                            825           826
             5.45%, 12/1/01*                                          1,185         1,195
      Maryland HHEFA, Peninsula Regional Medical Center
             4.60%, 7/1/02                                              855           850
      Northeast Maryland Waste Disposal Auth.
          Southwest Resources Recovery Fac.
             7.05%, 1/1/02 (MBIA Insured)                             2,430         2,511
                                                                             ------------
      Total Maryland (Cost $8,180)                                                  8,254
                                                                             ------------
      MASSACHUSETTS  3.2%
      Dev. Fin. Agency, Biomedical Research
             5.75%, 8/1/03                                              700           715
             5.75%, 8/1/04                                              500           512
      Massachusetts, GO, 6.00%, 11/1/06                               4,000         4,318
      Massachusetts Municipal Wholesale Electric
             6.75%, 7/1/05 (MBIA Insured)                             1,750         1,848

5
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--------------------------------------------------------------------------------

                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      Massachusetts Water Resources Auth.
             5.60%, 11/1/26 (FGIC Insured)
             (Prerefunded 11/1/06+)                              $    4,500  $      4,805
                                                                             ------------
      Total Massachusetts (Cost $12,001)                                           12,198
                                                                             ------------
      MICHIGAN  3.2%
      Detroit Sewage Disposal, 5.00%, 7/1/02 (FGIC Insured)           7,400         7,476
      Michigan Hosp. Fin. Auth.
          Mercy Health
             5.25%, 8/15/01                                             715           720
             5.25%, 8/15/02                                             555           563
             6.00%, 8/15/01                                           2,450         2,485
             6.00%, 8/15/02                                           1,000         1,028
                                                                             ------------
      Total Michigan (Cost $12,237)                                                12,272
                                                                             ------------
      MINNESOTA  0.5%
      Minnesota, GO, 5.75%, 8/1/05                                    2,000         2,116
                                                                             ------------
      Total Minnesota (Cost $2,078)                                                 2,116
                                                                             ------------
      MISSISSIPPI  1.3%
      Mississippi Higher Ed. Assistance, Student Loan, 6.10%,
             1/1/01                                                   5,000         5,024
                                                                             ------------
      Total Mississippi (Cost $5,015)                                               5,024
                                                                             ------------
      MISSOURI  2.3%
      Sikeston Electric
             6.25%, 6/1/22 (MBIA Insured)
             (Prerefunded 6/1/02+)                                    4,825         5,068
      St. Louis, Lambert Int'l. Airport, 6.00%, 7/1/02
             (FGIC Insured)*                                          2,770         2,839
      St. Louis Airport, 6.25%, 1/1/03                                  765           777
                                                                             ------------
      Total Missouri (Cost $8,681)                                                  8,684
                                                                             ------------
      NEBRASKA  1.8%
      Omaha Public Power Dist., Nebraska Electric, 5.25%, 2/1/04      3,000         3,071
      Univ. of Nebraska Fac., Deferred Maintenance, 5.25%, 7/15/06    3,720         3,847
                                                                             ------------
      Total Nebraska (Cost $6,815)                                                  6,918
                                                                             ------------

6
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--------------------------------------------------------------------------------

                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      NEW JERSEY  1.1%
      New Jersey, GO, 5.25%, 3/1/08                              $    1,040  $      1,083
      New Jersey Transportation Auth., Trust Fund
          Transportation Systems, 5.75%, 6/15/11                      2,750         2,966
                                                                             ------------
      Total New Jersey (Cost  $3,855)                                               4,049
                                                                             ------------
      NEW MEXICO  1.8%
      Bernalillo County Gross Receipts
             5.75%, 4/1/26 (Prerefunded 4/1/06+)                      5,000         5,295
      Ed. Assistance Foundation, Ed. Loan, 5.50%, 11/1/10*            1,750         1,678
                                                                             ------------
      Total New Mexico (Cost  $6,835)                                               6,973
                                                                             ------------
      NEW YORK  16.3%
      Dormitory Auth. of the State of New York
          City Univ., 5.50%, 7/1/03                                   2,860         2,926
          Interfaith Medical Center, 5.00%, 2/15/03                   2,210         2,229
          Mental Health Services Fac., 6.00%, 8/15/03                10,905        11,328
          Wyckoff Heights Hosp., 5.50%, 2/15/03                       4,095         4,178
      Nassau County, GO
             6.30%, 11/1/02 (FGIC Insured)                            3,295         3,425
             7.00%, 3/1/04                                            2,810         2,988
      New York City, GO
             5.25%, 8/1/03                                           10,540        10,748
             6.20%, 2/1/07 (MBIA Insured)                             3,770         4,104
             6.75%, 8/1/04                                            4,300         4,629
             7.00%, 8/1/04                                            4,000         4,336
      New York City Municipal Water Fin. Auth.
             6.125%, 6/15/20 (Prerefunded 6/15/05 )                   4,000         4,329
      New York State Urban Dev. Corp., Correctional Fac.
             6.25%, 1/1/20 (Prerefunded 1/1/05+)                      6,775         7,382
                                                                             ------------
      Total New York (Cost  $61,708)                                               62,602
                                                                             ------------
      NORTH CAROLINA  2.9%
      Charlotte, GO, Water & Sewer, 5.75%, 2/1/11
             (Prerefunded 2/1/04+)                                    3,040         3,222
      North Carolina Eastern Municipal Power Agency, Power Systems
             5.45%, 1/1/04                                            3,665         3,701

7

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--------------------------------------------------------------------------------

                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      North Carolina Municipal Power Agency
          Catawba Electric
             5.90%, 1/1/03                                       $    3,000  $      3,056
             6.00%, 1/1/04                                            1,000         1,027
                                                                             ------------
      Total North Carolina (Cost $10,885)                                          11,006
                                                                             ------------
      NORTH DAKOTA  1.2%
      Burleigh County Health Care
          Medcenter One
             5.00%, 5/1/01 (MBIA Insured)                             2,160         2,169
             5.00%, 5/1/03 (MBIA Insured)                             2,380         2,408
                                                                             ------------
      Total North Dakota (Cost $4,590)                                              4,577
                                                                             ------------
      OHIO  2.3%
      Cuyahoga County
          GO, 5.50%, 11/15/05                                         1,400         1,463
          Univ. Hosp., 6.00%, 1/15/02 (MBIA Insured)                  2,340         2,386
      Ohio Air Quality Dev. Auth., PCR, Ohio Edison
             5.80%, 12/1/04                                           2,000         2,033
      Ohio Building Auth., Adult Correctional Fac.
             5.75%, 4/1/01 (AMBAC Insured)                            2,920         2,944
                                                                             ------------
      Total Ohio (Cost $8,748)                                                      8,826
                                                                             ------------
      PENNSYLVANIA  5.8%
      Beaver County IDA, PCR, Toledo Edison, 4.85%, 6/1/04            4,000         3,881
      Montgomery County IDA, PCR, 5.20%, 10/1/04                      2,000         1,994
      Pennsylvania, GO
             5.125%, 9/15/03 (AMBAC Insured)                          2,800         2,857
             6.00%, 7/1/09                                            4,375         4,785
      Pennsylvania Intergovernmental Cooperative Auth.
          Philadelphia Funding Program
             6.00%, 6/15/02 (FGIC Insured)                            5,000         5,133
          Special Tax, 5.00%, 6/15/03 (FGIC Insured)                  3,600         3,654
                                                                             ------------
      Total Pennsylvania (Cost $22,142)                                            22,304
                                                                             ------------

8
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
                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      PUERTO RICO  0.4%
      Puerto Rico Municipal Fin. Agency, GO, 5.50%, 8/1/02       $    1,665  $      1,702
                                                                             ------------
      Total Puerto Rico (Cost  $1,690)                                              1,702
                                                                             ------------
      SOUTH CAROLINA  3.2%
      South Carolina, GO, School Fac., 5.75%, 1/1/07                  4,960         5,289
      South Carolina Public Service Auth., Santee Cooper
             6.50%, 7/1/24 (AMBAC Insured)
             (Prerefunded 7/1/02+)                                    6,750         7,130
                                                                             ------------
      Total South Carolina (Cost  $12,079)                                         12,419
                                                                             ------------
      TEXAS  6.0%
      Austin Utilities
             5.75%, 11/15/03 (FSA Insured)                            4,570         4,746
             5.75%, 11/15/03 (FSA Insured)
             (Escrowed to Maturity)                                     430           447
      Dallas-Fort Worth Int'l. Airport Fac., 6.05%, 5/1/05*             750           754
      Gulf Coast Waste Disposal Auth., PCR, Amoco Oil Project
             VRDN (Currently 4.45%)*                                    600           600
      Texas, TRAN, GO, 5.25%, 8/31/01                                 7,000         7,066
      Tomball Hosp. Auth.
          Tomball Regional Hosp.
             5.50%, 7/1/03                                              800           796
             5.50%, 7/1/04                                              800           790
             5.50%, 7/1/05                                            1,300         1,276
      Tyler Health Fac. Dev.
          Mother Frances Hosp.
             5.25%, 7/1/01                                              700           698
             5.25%, 7/1/02                                            1,200         1,193
      Univ. of Texas, Fin. Systems
             5.25%, 8/15/04                                           2,375         2,437
             6.25%, 7/1/13 (Prerefunded 7/1/02+)                      2,000         2,066
                                                                             ------------
      Total Texas (Cost  $22,895)                                                  22,869
                                                                             ------------

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--------------------------------------------------------------------------------

                                                                     Par         Value
-----------------------------------------------------------------------------------------
                                                                        In thousands
      VIRGINIA  6.4%
      Arlington County IDA, Alexandria/Arlington Waste to Energy
             5.00%, 1/1/02 (FSA Insured)                         $    3,000  $      3,024
      Bedford County IDA, Georgia-Pacific, 4.60%, 8/1/04              1,540         1,525
      Charles County IDA., Waste Management, 4.875%, 2/1/09 *         2,000         1,761
      Chesterfield County, Water & Sewer, Zero Coupon, 11/1/07        6,000         4,271
      Fairfax County, GO, Public Improvement, 5.50%, 12/1/05          4,100         4,303
      Hampton Roads Medical College, 6.30%, 11/15/02                  1,000         1,025
      Newport News, GO, 5.50%, 5/1/07                                 2,075         2,190
      Virginia Public School Auth., GO
          School Fin.
             5.25%, 8/1/05                                            2,000         2,067
             5.50%, 8/1/02                                            4,150         4,235
                                                                             ------------
      Total Virginia (Cost $23,957)                                                24,401
                                                                             ------------
      WASHINGTON  2.4%
      Washington Public Power Supply System
          Nuclear Project
             5.25%, 7/1/03                                            3,000         3,055
             5.50%, 7/1/02                                            5,000         5,086
             6.30%, 7/1/01 (FSA Insured)                              1,000         1,015
                                                                             ------------
      Total Washington (Cost $9,190)                                                9,156
                                                                             ------------
      WEST VIRGINIA  0.8%
      Hospital Fin. Auth.
          Charleston Area Medical Center
             5.90%, 9/1/06                                            1,155         1,181
             6.30%, 9/1/03                                            1,000         1,027
             6.50%, 9/1/05                                              815           854
                                                                             ------------
      Total West Virginia (Cost $2,997)                                             3,062
                                                                             ------------
      WISCONSIN  1.8%
      Milwaukee Metropolitan Sewage Dist., GO, 6.25%, 10/1/05         3,000         3,228
      Wisconsin Transportation
             5.00%, 7/1/02                                            1,630         1,646
             5.40%, 7/1/04                                            2,000         2,030
                                                                             ------------
      Total Wisconsin (Cost $6,850)                                                 6,904
                                                                             ------------

10
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--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
                                                                    In Thousands
 Total Investments in Securities

 98.1% of Net Assets (Cost  $371,632)                              $    375,426
 Other Assets Less Liabilities                                            7,391
                                                                   -------------
 NET ASSETS                                                        $    382,817
                                                                   -------------
 Net Assets Consist of:
 Accumulated net investment income - net of distributions          $         18
 Accumulated net realized gain/loss - net of distributions               (2,252)
 Net unrealized gain (loss)                                               3,794
 Paid-in-capital applicable to 72,509,203 shares of $0.01 par
 value capital stock outstanding; 1,000,000,000 shares authorized       381,257
                                                                   -------------
 NET ASSETS                                                        $    382,817
                                                                   -------------
 NET ASSET VALUE PER SHARE                                         $       5.28
                                                                   -------------


    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  DOT  Department of Transportation
  EFA  Educational Finance Authority
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facilities Authority
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

 The accompanying notes are an integral part of these financial statements.

11
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--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                        8/31/00
  Investment Income (Loss)
  Interest income                                                  $      9,480
                                                                   ------------
  Expenses
   Investment management                                                    823
   Shareholder servicing                                                    124
   Custody and accounting                                                    52
   Registration                                                              15
   Prospectus and shareholder reports                                        12
   Legal and audit                                                            7
   Directors                                                                  4
   Miscellaneous                                                              2
                                                                   ------------
   Total expenses                                                         1,039
   Expenses paid indirectly                                                  (1)
                                                                   ------------
   Net expenses                                                           1,038
                                                                   ------------
  Net investment income (loss)                                            8,442
                                                                   ------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                            (1,070)
   Futures                                                                  (84)
                                                                   ------------
   Net realized gain (loss)                                              (1,154)
  Change in net unrealized gain or loss on securities                     7,317
                                                                   ------------
  Net realized and unrealized gain (loss)                                 6,163
                                                                   ------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                           $     14,605
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

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

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months           Year
                                                          Ended          Ended
                                                        8/31/00        2/29/00
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                     $     8,442    $    17,529
   Net realized gain (loss)                              (1,154)        (1,042)
   Change in net unrealized gain or loss                  7,317        (13,714)
                                                    --------------------------
   Increase (decrease) in net assets from operations     14,605          2,773
                                                    --------------------------
  Distributions to shareholders
   Net investment income                                 (8,442)       (17,529)
   Net realized gain                                          -           (848)
                                                    --------------------------
   Decrease in net assets from distributions             (8,442)       (18,377)
                                                    --------------------------
  Capital share transactions*
   Shares sold                                           39,662         99,955
   Distributions reinvested                               6,496         14,393
   Shares redeemed                                      (74,138)      (153,429)
                                                    --------------------------
   Increase (decrease) in net assets from capital
   share transactions                                   (27,980)       (39,081)
                                                    --------------------------
  Net Assets
  Increase (decrease) during period                     (21,817)       (54,685)
  Beginning of period                                   404,634        459,319
                                                    --------------------------
  End of period                                     $   382,817    $   404,634
                                                    --------------------------
* Share information
   Shares sold                                            7,599         18,985
   Distributions reinvested                               1,243          2,730
   Shares redeemed                                      (14,203)       (29,126)
                                                    --------------------------
   Increase (decrease) in shares outstanding             (5,361)        (7,411)

The accompanying notes are an integral part of these financial statements.

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

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 23, 1983. The fund seeks a high level of income exempt from federal income taxes consistent with modest price fluctuation by investing primarily in short- and intermediate-term investment-grade municipal securities.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

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

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------

Note 2 - Investment Transactions

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $71,491,000 and $101,220,000, respectively, for the six months ended August 31, 2000.

Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the fund had capital loss carryforwards for federal income tax purposes of $243,000, all of which expires in 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $371,632,000. Net unrealized gain aggregated $3,794,000 at period-end, of which $4,481,000 related to appreciated investments and $687,000 to depreciated investments.

Note 4 - Related Party Transactions

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $135,000 was payable at August 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or
     T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
--------------------------------------------------------------------------------

     transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $130,000 for the six months ended August 31, 2000, of which $27,000 was payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     INVESTMENT SERVICES AND INFORMATION

          KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

          In Person Available in T. Rowe Price Investor Centers.

          ACCOUNT SERVICES

          Checking Available on most fixed-income funds ($500 minimum).

          Automatic Investing From your bank account or paycheck.

          Automatic Withdrawal Scheduled, automatic redemptions.

          Distribution Options Reinvest all, some, or none of your distributions.

          Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          BROKERAGE SERVICES*

          Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

          INVESTMENT INFORMATION

          Combined Statement Overview of all your accounts with T. Rowe Price.

          Shareholder Reports Fund managers' reviews of their strategies and results.

          T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

          Performance Update Quarterly review of all T. Rowe Price fund results.

          Insights Educational reports on investment strategies and financial markets.

          Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government*
Spectrum Income
Summit GNMA
Summit Limited-Term Bond*
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond*
Virginia Tax-Free Bond

International/Global
Emerging Markets Bond
Global Bond*
International Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------

     ADVISORY SERVICES, RETIREMENT RESOURCES

          T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          ADVISORY SERVICES

          T. Rowe Price Retirement Income Manager/SM/ helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

          RETIREMENT RESOURCES AT T. ROWE PRICE

          Traditional, Roth, and Rollover IRAs SEP-IRA and SIMPLE IRA Profit Sharing Money Purchase Pension "Paired" Plans (Money Purchase Pension and Profit Sharing Plans) 401(k) and 403(b) 457 Deferred Compensation

          Planning and Informational Guides

          Minimum Required Distributions Guide Retirement Planning Kit Retirees Financial Guide Tax Considerations for Investors

          Insights Reports

          The Challenge of Preparing for Retirement Financial Planning After Retirement The Roth IRA: A Review

          Software Packages

          T. Rowe Price Retirement Planning Analyzer/TM/ CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

          T. Rowe Price Variable Annuity Analyzer/TM/ CD-ROM or diskette, free. To order, please call 1-800-469-5304.

          T. Rowe Price Immediate Variable Annuity (Income Account)

          Investment Kits

          We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.            F56-051 8/31/00

20